UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported) February 12, 2025

Commission File Number of securitizer: 025-04395

Central Index Key Number of securitizer: 0001768611

Mill City Holdings, LLC1

(Exact name of securitizer as specified in its charter)

Jess Dvorak (952) 444-4811

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

1 Mill City Holdings, LLC, as securitizer, is filing this Form ABS-15G in respect of the issuance of asset-backed securities by the following issuing entities (under Rule 144A of the Securities Act of 1933, as amended from time to time): Mill City Solar Loan 2019-1 Ltd. and Mill City Solar Loan 2019-1 LLC, as co-issuers.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no repurchase activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 12, 2025	Mill City Holdings, LLC
(Securitizer)

	By:	/s/ Conrad Lichty
		Name:	Conrad Lichty
		Title:	Vice President